Financial income and expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial income and expenses
7. Financial income and expenses

	2021 $m	2020 $m	2019 $m
Financial income
Financial income on deposits and money market funds	2	2	3
Interest income on loans and other assets	6	2	3
	8	4	6
Financial expenses
Interest expense on external borrowings	109	102	78
Interest expense on lease liabilities	29	37	41
Capitalised interest	–	(1)	(5)
Unwind of discount on deferred purchase consideration	1	1	1
Other charges	8	5	6
	147	144	121

Analysed as:
Financial expenses before exceptional items	147	130	121
Exceptional financial expenses (note 6)	–	14	–
	147	144	121
All financial income relates to financial assets held at amortised cost.
Interest expense on external borrowings and unwind of discount on deferred purchase consideration relate to financial liabilities which are held at amortised cost. Other charges includes bank charges and non-bank
interest expense.
In 2021, $1m (2020: $3m, 2019: $13m) was payable to the IHG Rewards loyalty programme relating to interest on the accumulated balance of cash received in advance of the consumption of points awarded. The expense and corresponding System Fund interest income are eliminated within financial expenses. Financial income includes $2m (2020: $nil, 2019: $nil) of other interest which is also attributable to the System Fund.
Capitalised interest relates to the System Fund. There was no interest capitalised during the year (rate used for capitalisation of interest in 2020: 2.9%, 2019: 3.1%).
Net interest payable on a frozen GAAP basis as calculated for bank covenants was $133m (2020: $111m, 2019: $99m). Further details are provided on page 190.